Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax (Benefits) Expenses

The major components of income tax (benefits) expenses for the years ended December 31, 2021, 2020 and 2019 are:

	2021	2020	2019
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	3,078	3,376	1,699
Previously unrecognized tax loss used to reduce current income tax	(96)	(89)	—
Adjustments for current income tax of prior years	—	(1)	(16)
Total current income tax	2,982	3,286	1,683
Deferred tax (benefits)/expenses:
Relating to origination and reversal of temporary differences	(4,327)	782	374
Previously unrecognized tax loss used to reduce deferred tax expenses	—	(52)	—
Total deferred tax (benefits)/expenses	(4,327)	730	374
Income tax (benefit) expense reported in the income statement	(1,345)	4,016	2,057

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	147	(358)	334
Effect of change in tax rate	—	—	—
Net income (loss) on actuarial gains and losses
Recognized during the year	112	40	(345)
Effect of change in tax rate	—	—	—
Income tax expense (benefit) charged to other comprehensive (loss) income	259	(318)	(11)

Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses	The reconciliation of difference between tax computed at the statutory tax rate and income tax (benefits) expenses reported in the consolidated income statement is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
(Loss)/profit before tax	(9,857)	7,725	1,106
Tax at statutory rate of 20% (2020: 20%; 2019: 20%)	(1,971)	1,545	221
Foreign income taxed at different rate	1,465	1,100	499
Expenses not deductible for tax purpose	94	255	221
Utilization of previously unrecognized tax losses	(96)	(89)	—
Tax benefit arising from previously unrecognized tax losses	—	(52)	—
Net deferred tax asset not recognized	327	1,151	949
Written-off deferred tax	—	—	218
Tax exempt on income	(99)	(57)	(144)
Uncertain tax position	(1,173)	(273)	(454)
Return to provision adjustment	—	(1)	(16)
Deferred tax liability arising from undistributed earnings	(309)	270	215
Withholding tax on dividends	452	163	355
Others	(35)	4	(7)
Income tax (benefit) expense reported in consolidated income statement	(1,345)	4,016	2,057

Summary of Deferred Tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2021	2020	2021	2020	2019
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,790)	(4,099)	(309)	270	215
Revaluations of financial assets at fair value through other comprehensive income	(469)	(322)	—	—	—
Accrued interest income	—	—	—	(172)	13
Unutilized building allowance (net)	(21)	(12)	9	(24)	(98)
Unused tax losses	204	54	(162)	481	119
Allowance for doubtful accounts	167	281	105	(21)	47
Inventory impairment	3,170	412	(2,914)	137	147
Rebates and other accrued liabilities	617	482	(170)	(17)	(23)
Unpaid retirement benefits	1,327	1,504	26	41	(81)
Deferred revenue and cost of sales	30	18	(15)	5	(6)
Actuarial loss	644	756	—	—	—
Unabsorbed depreciation	731	680	(67)	9	57
Mark-to-Market value of forward contract	—	—	—	—	28
Provision for loss on onerous sale contract	860	—	(897)	—	—
Leases	48	51	3	(1)	(23)
Others	(382)	(324)	64	22	(21)
Deferred tax (benefits)/expenses			(4,327)	730	374
Net deferred tax assets	3,136	(519)

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory

Reconciliation of deferred tax assets, net

	2021	2020	2019
	US$’000	US$’000	US$’000
Opening balance as of January 1	(519)	(200)	(6)
Tax benefit/(expense) during the period recognized in profit or loss	4,327	(730)	(374)
Tax (expense)/benefit during the period recognized in other comprehensive income	(259)	318	11
Exchange difference on translation foreign operations	(413)	93	169
Closing balance as of December 31	3,136	(519)	(200)

Year of Expiration and Amount of Available Unused Net Operating Losses

Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong and Singapore as of December 31, 2021 and 2020, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2021	2020
	US$’000	US$’000
2021	—	3,905
2022	2,090	2,437
2023	4,353	4,299
2024	3,156	3,226
2025	1,912	1,811
2026	3,184	—
No expiration	550	1,620
	15,245	17,298

Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2021	2020	2019
	US$’000	US$’000	US$’000
Balance as of January 1	339	451	674
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	(312)	(144)	(215)
Exchange difference	1	32	(8)
Balance as of December 31	28	339	451

Accrued Interest and Penalties on Uncertain Tax Position	The amount of related interest and penalties our Company has provided as of the dates listed below were:

	As of December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	46	597	713
Accrued penalties on uncertain tax position	28	339	384
Total accrued interest and penalties on uncertain tax position	74	936	1,097